Convertible notes (Table)	6 Months Ended
Jun. 30, 2025
Convertible notes
Schedule of convertible notes
Borrower No.	Amount	Interest Rate	Conversion Cap	Closing Date	Maturity Date	December 31, 2024
1	$250,000	0.44%	$3,000,000	2/7/2022	2/7/2027	$250,000
2	62,500	0.44%	3,000,000	2/7/2022	2/7/2027	62,500
3	62,500	0.44%	3,000,000	2/7/2022	2/7/2027	62,500
4	35,000	0.44%	3,000,000	2/7/2022	2/7/2027	35,000
5	90,000	0.44%	3,000,000	2/7/2022	2/7/2027	90,000
6	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000
7	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000
8	10,000	0.44%	3,000,000	2/7/2022	2/7/2027	10,000
9	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000
10	30,000	0.44%	3,000,000	2/7/2022	2/7/2027	30,000
11	100,000	0.44%	3,000,000	2/7/2022	2/7/2027	100,000
12	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000
13	20,000	0.44%	3,000,000	2/7/2022	2/7/2027	20,000
14	20,000	0.44%	3,000,000	2/7/2022	2/7/2027	20,000
15	20,000	0.44%	3,000,000	3/3/2022	3/3/2027	20,000
16	18,176	0.44%	3,000,000	2/7/2022	2/7/2027	18,176
17	53,015	0.44%	3,000,000	2/7/2022	2/7/2027	53,015
18	53,015	0.44%	3,000,000	2/7/2022	2/7/2027	53,015
19	27,265	0.44%	3,000,000	2/7/2022	2/7/2027	27,265
20	98,529	0.44%	3,000,000	2/7/2022	2/7/2027	98,529
21	50,000	0.44%	3,000,000	4/7/2022	4/7/2027	50,000
22	200,000	0.44%	5,000,000	12/6/2023	12/6/2028	200,000
23	50,000	0.44%	5,000,000	3/15/2024	3/15/2029	50,000
24	50,000	0.44%	5,000,000	3/15/2024	3/15/2029	50,000
25	87,500	0.44%	3,000,000	2/7/2022	2/7/2027	87,500
26	62,500	0.44%	3,000,000	2/7/2022	2/7/2027	62,500
27	100,000	0.44%	3,000,000	2/7/2022	2/7/2027	100,000
Totals	$1,750,000					$1,750,000

Schedule of description of convertible notes
Issue Date	June 6, 2025
Face Value	$11,000,000
Maturity	June 6, 2027
Coupon	7.0% per annum, quarterly, PIK-eligible
Conversion Price	Initially $7.36 subject to adjustments
Floor Price	$0.74 per share
Redemption	120% upon Issuer’s Call, 0% on Maturity
Use of Proceeds	80% for SOL investment; 20% for operations